Investments in unconsolidated joint ventures (Tables)	12 Months Ended
Dec. 31, 2022
Investments in unconsolidated joint ventures [Abstract]
Disbursements Made by Unconsolidated Joint Ventures

California 19 Inc. and California 20 Inc. made the following disbursements to the Company in 2020, 2021 and 2022:

	December 31, 2020		December 31, 2021		December 31, 2022
	California 19 Inc.	California 20 Inc.	California 19 Inc.	California 20 Inc.	California 19 Inc.	California 20 Inc.
Total disbursements	-	-	2,359	2,141	1,475	1,475

Gains in Unconsolidated Joint Ventures

Recognition of Gains in unconsolidated joint ventures for the 2020 Joint Venture for the years ended December 31, 2020, 2021 and 2022 are summarized below:

	December 31, 2020		December 31, 2021		December 31, 2022
	California 19 Inc.	California 20 Inc.	California 19 Inc.	California 20 Inc.	California 19 Inc.	California 20 Inc.
Net profit attributable to the Company	652	670	880	684	725	738
Amortization of Basis Differences	(272)	(273)	(408)	(409)	(408)	(409)
Equity gains in unconsolidated joint ventures (attributed to the 2020 Joint Venture)	380	397	472	275	317	329